Applicable laws and regulations - Schedule of based on the classification of risks, collateral and in compliance with SBP Rule No. 4 2013 (Details ) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Corporation loan	$ 8,829
Securities at amortized cost
Statement [Line Items]
Corporation loan	5,734,605	$ 4,911,397
Loans and advances to banks	2,688,609	2,708,262
At fair value through profit or loss
Statement [Line Items]
Total loans	5,739,918	4,916,346
Normal | Securities at amortized cost
Statement [Line Items]
Corporation loan	5,655,344	4,891,523
Loans and advances to banks	2,688,609	2,708,262
Normal | At fair value through profit or loss
Statement [Line Items]
Total loans	5,660,657	4,896,472
Special Mention
Statement [Line Items]
Total loans	10,900
Special Mention | Securities at amortized cost
Statement [Line Items]
Corporation loan	68,668	9,281
Loans and advances to banks	0	0
Special Mention | At fair value through profit or loss
Statement [Line Items]
Total loans	68,668	9,281
Substandard | Securities at amortized cost
Statement [Line Items]
Corporation loan	10,593	10,593
Loans and advances to banks	0	0
Substandard | At fair value through profit or loss
Statement [Line Items]
Total loans	10,593	10,593
Doubtful | Securities at amortized cost
Statement [Line Items]
Corporation loan	0	0
Loans and advances to banks	0	0
Doubtful | At fair value through profit or loss
Statement [Line Items]
Total loans	0	0
Unrecoverable | Securities at amortized cost
Statement [Line Items]
Corporation loan	0	0
Loans and advances to banks	0	0
Unrecoverable | At fair value through profit or loss
Statement [Line Items]
Total loans	0	0
Securities at FVOCI - Corporate debt | Securities at amortized cost
Statement [Line Items]
Corporation loan	3,022,386	2,167,720
Securities at FVOCI - Corporate debt | Normal | Securities at amortized cost
Statement [Line Items]
Corporation loan	2,943,125	2,147,846
Securities at FVOCI - Corporate debt | Special Mention | Securities at amortized cost
Statement [Line Items]
Corporation loan	68,668	9,281
Securities at FVOCI - Corporate debt | Substandard | Securities at amortized cost
Statement [Line Items]
Corporation loan	10,593	10,593
Securities at FVOCI - Corporate debt | Doubtful | Securities at amortized cost
Statement [Line Items]
Corporation loan	0	0
Securities at FVOCI - Corporate debt | Unrecoverable | Securities at amortized cost
Statement [Line Items]
Corporation loan	0	0
Private | Securities at amortized cost
Statement [Line Items]
Loans and advances to banks	2,120,762	2,231,742
Private | At fair value through profit or loss
Statement [Line Items]
Total loans	5,313	4,949
Private | Normal | Securities at amortized cost
Statement [Line Items]
Loans and advances to banks	2,120,762	2,231,742
Private | Normal | At fair value through profit or loss
Statement [Line Items]
Total loans	5,313	4,949
Private | Special Mention | Securities at amortized cost
Statement [Line Items]
Loans and advances to banks	0	0
Private | Special Mention | At fair value through profit or loss
Statement [Line Items]
Total loans	0	0
Private | Substandard | Securities at amortized cost
Statement [Line Items]
Loans and advances to banks	0	0
Private | Substandard | At fair value through profit or loss
Statement [Line Items]
Total loans	0	0
Private | Doubtful | Securities at amortized cost
Statement [Line Items]
Loans and advances to banks	0	0
Private | Doubtful | At fair value through profit or loss
Statement [Line Items]
Total loans	0	0
Private | Unrecoverable | Securities at amortized cost
Statement [Line Items]
Loans and advances to banks	0	0
Private | Unrecoverable | At fair value through profit or loss
Statement [Line Items]
Total loans	0	0
State-owned | Securities at amortized cost
Statement [Line Items]
Loans and advances to banks	567,847	476,520
State-owned | Normal | Securities at amortized cost
Statement [Line Items]
Loans and advances to banks	567,847	476,520
State-owned | Special Mention | Securities at amortized cost
Statement [Line Items]
Loans and advances to banks	0	0
State-owned | Substandard | Securities at amortized cost
Statement [Line Items]
Loans and advances to banks	0	0
State-owned | Doubtful | Securities at amortized cost
Statement [Line Items]
Loans and advances to banks	0	0
State-owned | Unrecoverable | Securities at amortized cost
Statement [Line Items]
Loans and advances to banks	0	0
Sovereign | Securities at amortized cost
Statement [Line Items]
Sovereign	23,610	35,415
Sovereign | Normal | Securities at amortized cost
Statement [Line Items]
Sovereign	23,610	35,415
Sovereign | Special Mention | Securities at amortized cost
Statement [Line Items]
Sovereign	0	0
Sovereign | Substandard | Securities at amortized cost
Statement [Line Items]
Sovereign	0	0
Sovereign | Doubtful | Securities at amortized cost
Statement [Line Items]
Sovereign	0	0
Sovereign | Unrecoverable | Securities at amortized cost
Statement [Line Items]
Sovereign	0	0
Allowance For Loan Losses IFRS | Securities at amortized cost
Statement [Line Items]
Total Allowance for loan losses IFRS	41,476	41,165
Allowance For Loan Losses IFRS | Normal | Securities at amortized cost
Statement [Line Items]
Total Allowance for loan losses IFRS	22,713	34,720
Allowance For Loan Losses IFRS | Special Mention | Securities at amortized cost
Statement [Line Items]
Total Allowance for loan losses IFRS	13,577	1,857
Allowance For Loan Losses IFRS | Substandard | Securities at amortized cost
Statement [Line Items]
Total Allowance for loan losses IFRS	5,186	4,588
Allowance For Loan Losses IFRS | Doubtful | Securities at amortized cost
Statement [Line Items]
Total Allowance for loan losses IFRS	0	0
Allowance For Loan Losses IFRS | Unrecoverable | Securities at amortized cost
Statement [Line Items]
Total Allowance for loan losses IFRS	$ 0	$ 0